Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Consolidated non-capital losses	$ 35,529	$ 13,702	$ 13,589
Operating loss carry forwards terms	Year 2013-2033
Non-capital losses expiring by 2020	22,769
Non-capital losses carried forward indefinitely	12,760
Interest and penalties accrued on income taxes		52
Recognized interest and penalty expense related to tax	$ 29	$ 69	$ 86